Business combination - Consideration Paid and Fair Value of Assets Acquired and Liabilities Assumed (Details) $ in Thousands, $ in Millions	Dec. 31, 2025 USD ($)	Feb. 26, 2025 CAD ($)
Fair value of the assets acquired and liabilities assumed at the date of acquisition
Derivative asset	$ 13.4
Westbrick Energy Ltd
Disclosure of detailed information about business combination [line items]
Cash consideration paid		$ 1,089,805
Share consideration		13,363
Total consideration paid		1,103,168
Fair value of the assets acquired and liabilities assumed at the date of acquisition
Cash acquired		6,159
Capital assets		1,185,212
Exploration and evaluation assets		129,578
Acquired working capital deficit		(23,179)
Lease liability		(3,434)
Asset retirement obligations		(46,190)
Deferred tax liability		(144,978)
Net assets acquired		$ 1,103,168